INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2013	2014	2015
	(EUR in millions)

Income / (loss) before income tax domestic	(665)	(2,672)	(3,296)
Income / (loss) before income tax foreign	106	93	(6)
	(559)	(2,579)	(3,302)

The significant components of the income tax/(expense) for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	(EUR in millions)
Income tax (expense):
Current tax expense domestic	(31)	11	(62)
Current tax expense foreign	(4)	(13)	(15)
Deferred tax (expense)/benefit domestic	51	(62)	34
Deferred tax (expense)/benefit foreign	(36)	1	1
Total income tax (expense)	(20)	(63)	(42)

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2013	2014	2015
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 29% (2013: 26%, 2014: 26%)	(145)	(670)	(958)
Adjustments relating to income taxes from prior years	-	-	(9)
Effect of tax exempt income	(155)	(165)	(168)
Effect of different tax rates in other countries	37	(20)	2
Non deductible expenses	26	37	133
Statutory revaluation of fixed assets	11	-	-
Effect of change in income tax rate	(1,069)	-	(697)
Valuation allowance for deferred tax assets	1,297	918	1,080
Non-offsettable income taxes with current year income taxes	1	2	18
Effect from offsetting of prior year carry forwad tax losses	-	-	598
Income tax audit settlement	(7)	-	27
Other	24	(39)	16
Income tax expense / (benefit)	20	63	42

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2014	2015

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	1,821	2,956
Mark to market valuation of securities and derivatives	549	519
Pension and other post retirement benefits	97	104
Insurance reserves	71	55
Revaluation of land and buildings	152	163
Intangibles recognized upon acquisition and other assets	1	1
Tax loss carried forward	1,024	798
Other	288	317
PSI tax losses	2,221	2,385
Gross deferred tax assets	6,224	7,298
Deferred tax assets / liabilities for netting	(58)	(43)
Net deferred tax assets	6,166	7,255
Valuation allowance for deferred tax assets	(5,977)	(7,057)
Net deferred tax assets after valuation allowance	189	198

Deferred Tax Liabilities:
Allowance for loan losses	(11)	(10)
Mark to market valuation of securities and derivatives	(16)	(10)
Insurance reserves	(1)	-
Revaluation of land and buildings	-	(5)
Intangibles recognized upon acquisition and other assets	(13)	(13)
Tax free reserves	(17)	(18)
Other	(21)	(9)
Gross deferred tax liabilities	(79)	(65)
Deferred tax liabilities / assets for netting	58	43
Net deferred tax liabilities	(21)	(22)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2014	2015

	(EUR in millions)
Opening balance	5,059	5,977
Charge for the period	918	1,080
Closing balance	5,977	7,057

(EUR in
Year	millions)
2016	37
2017	66
2018	31
2019	1,702
2020	994
2021	0
Unlimited	5
Total	2,835

Reconciliation of the Change in Unrecognized Tax Benefits
	2013	2014	2015

	(EUR in millions)
Balance, at beginning of year	10	3	3
Reductions related to positions taken during prior years	(7)	-	9
Settlements	-	-	(9)
Balance, at end of year	3	3	3

Company	Open tax years
National Bank of Greece S.A.	2011-2015
NBG London Branch (United Kingdom)	2014-2015
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2014-2015
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2010-2015
Banca Romaneasca S.A. (Romania)	2009-2015
NBG Securities S.A. (Greece)	2009-2015
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2015
Ethniki Leasing S.A. (Greece)	2010-2015
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2015